Earnings / (loss) per share calculation (Details) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended			6 Months Ended
	Jul. 31, 2018	Jul. 31, 2017		Jul. 31, 2018	Jul. 31, 2017
Disclosure Of Earnings Per Share [Abstract]
Profit / (loss) for the period	£ 26,649	£ (3,281)	[1]	£ 20,814	£ (8,042)	[2]
Weighted average number of ordinary shares for basic earnings / (loss) per share (in shares)	82,008	61,915		79,335	61,900
Effect of dilutive potential ordinary shares (share options and warrants) (in shares)	649	0		628	0
Weighted average number of ordinary shares for diluted earnings / (loss) per share (in shares)	82,657	0		79,963	0
Basic earnings / (loss) per ordinary share from operations (in pounds per share)	£ 0.32	£ (0.05)	[1]	£ 0.26	£ (0.13)	[2]
Diluted earnings / (loss) per ordinary share from operations (in pounds per share)	£ 0.32	£ 0.00	[1]	£ 0.26	£ 0.00	[2]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’